Trade and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Schedule of trade and other payables

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Trade accounts payable - other companies	$888,155	$1,442,262
Amounts due to related companies (Note 20)	1,838,257	2,118,424
Accrued salaries and bonus	492,606	210,537
Accrued customer claims	359,926	116,692
Trade and other payables	$3,578,944	$3,887,915

	31 December
	2018	2017
Trade accounts payable- other companies	$1,442,262	$1,556,834
Amounts due to related companies (Note 19)	2,118,424	124,460
Accrued salaries and bonus	210,537	76,444
Accrued customer claims	116,692	182,952
Trade and other payables	$3,887,915	$1,940,690

Output Vat	$78,479	$100,040
Accrued Expense	740,899	420,090
Payroll Payable	589,030	519,235
Other Payable	221,669	285,885
Other current liabilities	$1,630,077	$1,325,250